OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	$ 503,515	$ 101,138
Non-current assets	15,517	15,622
Total Assets	519,032	116,760
Other Financial Assets Categories [Member] | Private investment funds [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	277	347
Non-current assets
Total Assets	277	347
Other Financial Assets Categories [Member] | Deposits in guarantee (aircraft) [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	22,340	7,189
Non-current assets	1,273	2,758
Total Assets	23,613	9,947
Other Financial Assets Categories [Member] | Guarantees for margins of derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	7,460	5,451
Non-current assets
Total Assets	7,460	5,451
Other Financial Assets Categories [Member] | Other Investment [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets
Non-current assets	493	493
Total Assets	493	493
Other Financial Assets Categories [Member] | Domestic And Foreign Bonds [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets		1,290
Non-current assets
Total Assets		1,290
Other Financial Assets Categories [Member] | Guaranteed debt advances [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	340,008
Non-current assets
Total Assets	340,008
Other Financial Assets Categories [Member] | Other guarantees given [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	111,829	69,220
Non-current assets	13,751	12,371
Total Assets	125,580	81,591
Other Financial Assets Categories [Member] | Subtotal of other financial assets [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	481,914	83,497
Non-current assets	15,517	15,622
Total Assets	497,431	99,119
Hedging Assets Categories [Member] | Fair value of interest rate derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	8,816
Non-current assets
Total Assets	8,816
Hedging Assets Categories [Member] | Fair value of foreign currency derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	191
Non-current assets
Total Assets	191
Hedging Assets Categories [Member] | Fair value of fuel price derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	12,594	17,641
Non-current assets
Total Assets	12,594	17,641
Hedging Assets Categories [Member] | Subtotal of derivate assets [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	21,601	17,641
Non-current assets
Total Assets	$ 21,601	$ 17,641